INCOME TAX EXPENSE - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Major components of tax expense (income) [abstract]
Increase in effective tax rate	9.00%
Disclosure of non-deductible epenses [abstract]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	R (9.0)	R 0.0	R 0.0
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	(8.8)	R 0.0	R 0.0
Net Operating Cost, Non Deductible For Tax	7.5
Capital Expenditure	R 6.0
Decreased to [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	20.30%	18.60%
Decreased from [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Forecast weighted average deferred tax rate	18.60%	23.10%